Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 13. Subsequent Events

On July 9, 2019, the Terry L. Buffalo Revocable Living Trust delivered elections to exercise two cashless warrants: one for 400,000 shares and one for 100,000 shares. The Company issued a total of 500,000 common shares to the Terry L. Buffalo Revocable Living Trust.

On July 10, 2019, Tyler A. Schloesser delivered elections to exercise two cashless warrants: one for 100,000 shares and one for 102,500 shares. On July 13, 2019 the Company issued a total of 202,500 shares to Tyler A. Schloesser.

On July 13, 2019, Jon Workman delivered an election to exercise a cashless warrant for 100,000 shares. The Company issued 100,000 shares to Jon Workman on July 13, 2019.

Note 13. Subsequent Events

On January 16, 2019, the Company issued 39,708 common shares to Gayle Barr for services rendered.

On January 16, 2019, the Company issued 400,000 shares of common stock to the Terry L. Buffalo Revocable Living Trust for conversion of a cashless warrant.

On January 29, 2019, the Registrant appointed Tyler A. Schloesser, age 28, as its Chief Operations Officer.

On January 29, 2019, the Registrant appointed Jon Workman, age 55 as Vice-President for Hemp Business Development.

On February 12, 2019, the Company announced its creation of a Hemp Business Development Division, and appointed Jon Workman as Vice President responsible for Hemp Business Development.